Other Financial Assets (Tables)	12 Months Ended
Mar. 31, 2020
Statement [LineItems]
Summary of Other Financial Assets
Other financial assets as of March 31, 2019 and 2020 consist of the following:

	Yen (millions)
	2019	2020
Financial assets measured at amortized cost:
Receivables other than trade receivables and receivables from financial services	¥118,256	¥144,554
Debt securities	54,964	62,204
Guaranty deposits	13,098	12,266
Restricted cash	66,555	64,152
Other	9,776	10,743
Allowance for impairment losses	(4,233)	(3,364)
Financial assets measured at fair value through other comprehensive income:
Debt securities	10,495	9,069
Equity securities	207,035	178,001
Financial assets measured at fair value through profit or loss:
Derivatives	46,397	95,804
Debt securities	58,080	58,348

Total	¥580,423	¥631,777

Current assets	¥163,274	¥190,053
Non-current assets	417,149	441,724

Total	¥580,423	¥631,777

Major Securities Included in Equity Securities Designated as Financial Assets Measured at Fair Value Through Other Comprehensive Income
Major securities included in the equity securities designated as financial assets measured at fair value through other comprehensive income as of March 31, 2019 and 2020 are as follows:

As of March 31, 2019

Yen (millions)
Fair value
GM Cruise Holdings LLC	¥83,242
Stanley Electric Co., Ltd.	27,475
Mitsubishi UFJ Financial Group, Inc.	7,976
NIPPON SEIKI CO., LTD.	6,714
NIKKON Holdings Co., Ltd.	6,414
Tokio Marine Holdings, Inc.	5,859
As of March 31, 2020

Yen (millions)
Fair value
GM Cruise Holdings LLC	¥85,649
Stanley Electric Co., Ltd.	19,690
Mitsubishi UFJ Financial Group, Inc.	5,844
Tokio Marine Holdings, Inc.	5,409
NIKKON Holdings Co., Ltd.	5,184
Daido Steel Co., Ltd.	4,542

Summary of Fair Values at Date of Derecognition and Cumulative Net Gains or Losses Recognized in Other Comprehensive Income in Equity
The fair values at the date of derecognition and cumulative net gains or losses recognized in other comprehensive income in equity for the years ended March 31, 2018, 2019 and 2020 are as follows:

	Yen (millions)
	2018	2019	2020
Fair value	¥431	¥61,038	¥33
Cumulative net gain or loss	¥302	¥39,382	¥(23)

Other financial assets [member]
Statement [LineItems]
Summary of Changes in Allowance for Impairment Losses
The changes in the allowance for impairment losses on other financial assets for the years ended March 31, 2018, 2019 and 2020 are as follows:

	Yen (millions)
	2018	2019	2020
Balance at beginning of year	¥10,964	¥10,145	¥4,233

Remeasurement	¥343	¥284	¥600
Write-offs	(1,179)	(6,194)	(1,463)
Exchange differences on translating foreign operations	17	(2)	(6)

Balance at end of year	¥10,145	¥4,233	¥3,364